Organization and Principal Activities	6 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Urban Tea, Inc., Inc. (formerly known as Delta Technology Holdings Limited) ("MYT" or the "the Company"), is a holding company that was incorporated on November 28, 2011, under the laws of the British Virgin Islands. On February 14, 2019, the Company changed its name to Urban Tea, Inc., Inc.

The Company owns 100% equity interest in NTH Holdings Limited ("NTH BVI"), an entity incorporated on August 28, 2018 in accordance with the laws and regulations in British Virgin Islands ("BVI"). NTH BVI owns 100% equity interest in Tea Language Group Limited ("NTH HK"), an entity incorporated on September 11, 2018 in accordance with the laws and regulations in Hong Kong ("HK"). On October 19, 2018, the Company, through NTH HK, established Mingyuntang (Shanghai) Tea Co. Ltd.  ("Shanghai MYT"), as a Wholly Foreign-Owned Enterprise ("WFOE") in the People's Republic of China ("PRC").

The Company previously was engaged in the manufacturing and sale of organic compounds. The Company discontinued the manufacturing and sale of organic compounds business in April 2019. Currently, the Company conducts its business through two variable interest entities ("VIEs"), Hunan Mingyuntang Brand Management Company ("Hunan MYT") and Hunan 39 PU Tea Co., Ltd. ("39Pu"). Hunan Mingyuntang is primarily engaged in specialty tea product distribution and retail business by providing high-quality tea beverages through its tea shop chains and 39Pu is engaged in dark tea distribution in the People's Republic of China ("PRC").

On November 19, 2018, Shanghai MYT entered into a series of variable interest entity agreements ("Hunan MYT VIE Agreements") with Hunan MYT and Peng Fang, the sole shareholder of Hunan MYT. The Hunan MYT VIE Agreements are designed to provide Shanghai MYT with the power, rights and obligations equivalent in all material respects to those it would possess as the sole equity holder of Hunan MYT, including absolute control rights and the rights to the management, operations, assets, property and revenue of Hunan MYT. The purpose of the Hunan MYT VIE Agreements is solely to give Shanghai MYT the exclusive control over Hunan MYT's management and operations.

On October 2, 2019, Shanghai MYT entered into a series of variable interest entity agreements ("39Pu VIE Agreements") with 39Pu and three shareholders who collectively owned 51% equity interest in 39Pu. The 39Pu VIE Agreements are designed to provide Shanghai MYT with the power, rights and obligations equivalent in all material respects to those it would possess as the controlling equity holder of 39Pu, including absolute control rights and the rights to the management, operations, assets, property and revenue of 39Pu. The purpose of the 39Pu VIE Agreements is solely to give Shanghai MYT the exclusive control over 39Pu's management and operations. In exchange for the controlling interest in 39Pu, the Company is obliged to pay a cash consideration of $2.4 million and a share consideration of 10,000,000 ordinary shares of the Company, no par value ("Ordinary Shares"). In addition, a contingent cash consideration of $0.6 million and share consideration of 4,000,000 Ordinary Shares will be delivered to the three shareholders according to the earn-out payment based on the financial performance of 39 Pu in its next fiscal year. On October 17 and 28, 2019, the Company paid share consideration of 10,000,000 Ordinary Shares and the cash consideration of $2.4 million, respectively.

The accompanying consolidated financial statements reflect the activities of Hunan Mingyuntang, 39Pu and each of the following holding entities:

Name	Background	Ownership
Delta Technology Holdings USA Inc. ("Urban Tea USA")	● A US company ● Incorporated on May 22, 2018 ● A holding company	100% owned by the Company
NTH BVI	● A BVI company ● Incorporated on August 28, 2018 ● A holding company	100% owned by the Company
NTH HK	● A Hong Kong company ● Incorporated on September 11, 2018 ● A holding company	100% owned by NTH BVI
Shanghai MYT	● A PRC company and deemed a wholly foreign owned enterprise ("WOFE") ● Incorporated on October 19 ● Registered capital of $1 million ● A holding company	WOFE, 100% owned by NTH HK
Hunan MYT

●     A PRC limited liability company

●     Incorporated on October 17, 2018

●     Registered capital of $4,330,590 (RMB 30 million)

●     Engaged in specialty tea product distribution and retail business by provision of high-quality tea beverages in its tea shop chain

100% VIE of Shanghai MYT
39Pu	● A PRC limited liability company ● Incorporated on April 14, 2011 ● Registered capital of $3,522,424 (RMB 20.9 million) with registered capital fully paid-up ● Engaged in dark tea distribution	51% VIE of Shanghai MYT